Acquisition of subsidiaries - Results since acquisition (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about business combination [line items]
Revenues	R$ 561,340	R$ 654,414	R$ 614,927
Profit (loss)	24,288	40,743	(13,417)
Provecampo S.A.S.
Disclosure of detailed information about business combination [line items]
Revenues	37,291
Profit (loss)	1,656
Floema Soluções Nutricionais de Cultivos Ltda.
Disclosure of detailed information about business combination [line items]
Revenues	205,451
Profit (loss)	12,628
Casa Trevo Participações S.A.
Disclosure of detailed information about business combination [line items]
Revenues	136,003
Profit (loss)	20,787
Sollo Sul Insumos Agrícolas Ltda
Disclosure of detailed information about business combination [line items]
Revenues	182,385
Profit (loss)	(10,064)
Cromo Indústria Química LTDA.
Disclosure of detailed information about business combination [line items]
Revenues	210
Profit (loss)	R$ (719)
Produtiva Agronegócios Comércio e Representações S.A.
Disclosure of detailed information about business combination [line items]
Revenues		175,335
Profit (loss)		14,152
Grupo Cenagro S.A.S.
Disclosure of detailed information about business combination [line items]
Revenues		156,722
Profit (loss)		6,372
Cenagral S.A.S
Disclosure of detailed information about business combination [line items]
Revenues		26,267
Profit (loss)		(1,013)
Union Agro S.A.
Disclosure of detailed information about business combination [line items]
Revenues		156,000
Profit (loss)		23,428
Facirolli Comércio e Representação S.A. (Agrozap)
Disclosure of detailed information about business combination [line items]
Revenues		132,911
Profit (loss)		1,632
Nova Geração Comércio de Produtos Agrícolas Ltda
Disclosure of detailed information about business combination [line items]
Revenues		7,179
Profit (loss)		R$ (3,828)
Integra Soluções Agrícolas Ltda.
Disclosure of detailed information about business combination [line items]
Revenues			144,087
Profit (loss)			(4,773)
Agrobiológica Soluções Naturais Ltda.
Disclosure of detailed information about business combination [line items]
Revenues			39,839
Profit (loss)			17,217
Qualiciclo Agrícola S.A.
Disclosure of detailed information about business combination [line items]
Revenues			210,521
Profit (loss)			(12,571)
América Insumos Agrícolas Ltda.
Disclosure of detailed information about business combination [line items]
Revenues			74,446
Profit (loss)			9,304
Cultivar Agrícola e Comércio, Importação e Exportação Ltda
Disclosure of detailed information about business combination [line items]
Revenues			15,263
Profit (loss)			(9,185)
Desempar Participações Ltda.
Disclosure of detailed information about business combination [line items]
Revenues			130,771
Profit (loss)			R$ (13,409)